Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Financial assets and liabilities
Schedule of net external debt

	At December 31,
	2017	2016
	$m	$m
Loan notes	8,296	7,919
Term loan	—	661
Other borrowings	12	10
Total borrowings	8,308	8,590
Cash and cash equivalents	(784)	(813)
Derivative financial instruments used to hedge foreign currency and interest rate risk	301	(131)
Net debt	7,825	7,646

Schedule of net debt and available liquidity

At December 31, 2017, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local	$m	$m
		currency			currency
		m			m
2.750% Senior Secured Notes	EUR	750	15-Mar-24	Bullet	750	899	—
4.625% Senior Secured Notes	USD	1,000	15-May-23	Bullet	1,000	1,000	—
4.125% Senior Secured Notes	EUR	440	15-May-23	Bullet	440	528	—
4.250% Senior Secured Notes	USD	715	15-Sep-22	Bullet	715	715	—
4.750% Senior Notes	GBP	400	15-Jul-27	Bullet	400	541	—
6.000% Senior Notes	USD	1,700	15-Feb-25	Bullet	1,700	1,696	—
7.250% Senior Notes	USD	1,650	15-May-24	Bullet	1,650	1,650	—
6.750% Senior Notes	EUR	750	15-May-24	Bullet	750	899	—
6.000% Senior Notes	USD	440	30-Jun-21	Bullet	440	440	—
Global Asset Based Loan Facility	USD	813	07-Dec-22	Revolving	—	—	813
Finance Lease Obligations	GBP/EUR			Amortizing	7	8	—
Other borrowings/credit lines	EUR	4	Rolling	Amortizing	3	4	1
Total borrowings / undrawn facilities						8,380	814
Deferred debt issue costs and bond premium						(72)	—
Net borrowings / undrawn facilities						8,308	814
Cash and cash equivalents						(784)	784
Derivative financial instruments used to hedge foreign currency and interest rate risk						301	—
Net debt / available liquidity						7,825	1,598

At December 31, 2016, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local	$m	$m
		currency			currency
		m			m
4.250% First Priority Senior Secured Notes	EUR	1,155	15-Jan-22	Bullet	1,155	1,217	—
4.625% Senior Secured Notes	USD	1,000	15-May-23	Bullet	1,000	1,000	—
4.125% Senior Secured Notes	EUR	440	15-May-23	Bullet	440	464	—
First Priority Senior Secured Floating Rate Notes	USD	1,110	15-Dec-19	Bullet	1,110	1,110	—
Senior Secured Floating Rate Notes	USD	500	15-May-21	Bullet	500	500	—
6.000% Senior Notes	USD	440	30-Jun-21	Bullet	440	440	—
6.250% Senior Notes	USD	415	31-Jan-19	Bullet	415	415	—
6.750% Senior Notes	USD	415	31-Jan-21	Bullet	415	415	—
7.250% Senior Notes	USD	1,650	15-May-24	Bullet	1,650	1,650	—
6.750% Senior Notes	EUR	750	15-May-24	Bullet	750	790	—
Term Loan B Facility	USD	663	17-Dec-21	Amortizing	663	663	—
HSBC Securitization Program	EUR	102	14-Jun-18	Revolving	—	—	108
Bank of America Facility	USD	155	11-Apr-18	Revolving	—	—	155
Finance lease obligations	GBP/EUR			Amortizing	7	7	—
Other borrowings/credit lines	EUR	4	Rolling	Amortizing	3	3	1
Total borrowings / undrawn facilities						8,674	264
Deferred debt issue costs and bond discount						(84)	—
Net borrowings / undrawn facilities						8,590	264
Cash and cash equivalents						(813)	813
Derivative financial instruments used to hedge foreign currency and interest rate risk						(131)	—
Net debt / available liquidity						7,646	1,077

Schedule of movement in net debt

	2017	2016
	$m	$m
Net (increase)/decrease in cash and cash equivalents per consolidated statement of cash flows	(30)	211
Increase in net borrowings and derivative financial instruments	209	1,065
Increase in net debt	179	1,276
Net debt at January 1,	7,646	6,370
Net debt at December 31,	7,825	7,646

Schedule of maturity analysis of borrowings

	At December 31,
	2017	2016
	$m	$m
Within one year or on demand	2	8
Between one and two years	1	8
Between two and five years	1,154	3,512
Greater than five years	7,151	5,062
	8,308	8,590

Schedule of contracted undiscounted cash flows

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2017	$m	$m	$m
Within one year or on demand	456	2	1,988
Between one and two years	455	84	—
Between two and five years	2,480	66	—
Greater than five years	7,877	151	—

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2016	$m	$m	$m
Within one year or on demand	471	8	1,622
Between one and two years	471	—	—
Between two and five years	4,638	—	—
Greater than five years	5,628	—	—

Schedule of carrying amount and fair value of borrowings

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	premium	Total	Fair value
At December 31, 2017	$m	$m	$m	$m
Loan notes	8,368	(72)	8,296	8,796
Finance leases	8	—	8	8
Bank loans, overdrafts and revolving credit facilities	4	—	4	4
	8,380	(72)	8,308	8,808

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	bond discount	Total	Fair value
At December 31, 2016	$m	$m	$m	$m
Loan notes	8,001	(82)	7,919	8,240
Term loan	663	(2)	661	669
Finance leases	7	—	7	7
Bank loans, overdrafts and revolving credit facilities	3	—	3	3
	8,674	(84)	8,590	8,919

Schedule of effective interest rates

	2017			2016
	USD	EUR	GBP	USD	EUR	GBP
2.750% Senior Secured Notes due 2024	—	2.92%	—	—	—	—
4.625% Senior Secured Notes due 2023	5.16%	—	—	5.18%	—	—
4.125% Senior Secured Notes due 2023	—	4.63%	—	—	4.66%	—
4.250% Senior Secured Notes due 2022	4.51%	—	—	—	—	—
4.250% First Priority Senior Secured Notes due 2022	—	—	—	—	4.52%	—
First Priority Senior Secured Floating Rate Notes due 2019	—	—	—	3.49%	—	—
Senior Secured Floating Rate Notes due 2022	—	—	—	4.26%	—	—
4.750% Senior Notes due 2027	—	—	4.99%	—	—	—
6.000% Senior Notes due 2025	6.14%	—	—	—	—	—
7.250% Senior Notes due 2024	7.72%	—	—	7.74%	—	—
6.750% Senior Notes due 2024	—	7.00%	—	—	7.01%	—
6.000% Senior Notes due 2021	6.38%	—	—	6.38%	—	—
6.750% Senior Notes due 2021	—	—	—	7.45%	—	—
6.250% Senior Notes due 2019	—	—	—	7.25%	—	—
USD Term Loan B Facility due 2021	—	—	—	4.16%	—	—

Schedule of net borrowings in denominated currencies

	At December 31,
	2017	2016
	$m	$m
Euro	2,319	2,458
U.S. dollar	5,452	6,130
British pound	537	2
	8,308	8,590

Schedule of undrawn borrowing facilities

	At December 31,
	2017	2016
	$m	$m
Expiring within one year	1	1
Expiring beyond one year	813	263
	814	264

Schedule of fair value of financial instruments
	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	$m	$m	$m	$m
Fair Value Derivatives
Metal forward contracts	17	197	—	—
Cross currency interest rate swaps	—	—	301	3,107
Forward foreign exchange contracts	4	179	1	52
NYMEX gas swaps	—	—	1	20
Carbon futures	2	10	—	—
At December 31, 2017	23	386	303	3,179

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	$m	$m	$m	$m
Fair Value Derivatives
Metal forward contracts	9	197	—	—
Cross currency interest rate swap	131	1,580	—	—
Forward foreign exchange contracts	—	—	8	206
NYMEX gas swaps	2	16	—	—
Carbon Futures	1	2	—	—
At December 31, 2016	143	1,795	8	206